-------------------
                               SEMI-ANNUAL REPORT
                               -------------------
                               September 30, 1997
                               -------------------


                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.






                                     [LOGO]
                                   VALUE LINE
                                     No Load
                                     Mutual
                                      Fund

Value Line Asset Allocation Fund, Inc.


                                                         To Our Value Line Asset
================================================================================

Dear Shareholder:

We're pleased to report that the Value Line Asset Allocation Fund gained 21.70% in the six-month period ending September 30, 1997. That compares well to a total return of 26.27% for the unmanaged Standard & Poor's 500 Index and a total return of 7.27% for the unmanaged Lehman Government/Corporate Bond Index, the two relevant benchmarks for the Fund, given our mix of portfolio holdings (as described below).

Since inception, your Fund has been the top-performing fund of its kind, according to Lipper Analytical Services, ranking #1 among 81 "flexible" funds*. From inception August 24, 1993 through September 30, 1997, the Fund earned a total return of 128.35%, versus 127.61% for the S&P 500 and 26.57% for the Lehman Government/Corporate Bond Index.

Not only has it outperformed the all equity S&P 500 since inception, but at the same time your Fund has maintained a relatively low risk profile. In the past year, for example, the Fund has been only about 45% invested in stocks, with the remainder about evenly divided between Treasury bonds and cash equivalents, which has clearly translated into low volatility compared to those funds that are more fully invested in equities. Your Fund's performance during the recent market turmoil presented a good demonstration of the results of this lower-risk approach. From October 21, 1997, through October 30, while the S&P 500 fell 7.06%, the Fund lost only 2.70%. The portfolio's bondholdings gained in value during the period, providing a welcome offset to losses in stocks and showing the value of diversification among asset classes.

We also emphasize diversification within the stockholdings of the Fund. Investment in over 200 different issues across a wide variety of industries helps reduce the volatility of the portfolio. Our highly disciplined strategy is to invest exclusively in stocks with strong earnings and strong price momentum, quickly selling issues that fail to make the grade.

Value Line's proprietary stock market model is currently maintaining its cautious view toward near-term market direction, largely due to the still relatively high level of stock prices. The Fund, therefore, remains only about 45% invested in equities, which is below its neutral benchmark of 55%. U.S. Treasuries and agencies with maturities of one to 25 years make up about 30% of the portfolio, with the remainder invested in cash equivalents.

Your Fund's superior returns and relatively low risk are a rare combination among investment vehicles. This achievement can be measured by translating it into a number known in the academic world as the Sharpe ratio. The typical fund achieves a Sharpe ratio of 1.0, which means that it delivers one unit of return for each unit of risk taken. Your Fund has delivered a Sharpe ratio of 2.89, an extraordinary accomplishment in the fund universe.

We will continue to aim for maximum returns subject to keeping risk at a reasonable level. Thank you for investing with us.


                                             Sincerely,


                                             /s/ Jean Bernhard Buttner
                                             Jean Bernhard Buttner
                                             Chairman and President

November 5, 1997

----------
* Lipper ranked the Value Line Asset Alocation Fund 1st out of 81 flexible portfolio funds based on return from the Fund's inception on 8/24/93 to 9/30/97, 3rd out of 125 flexible portfolio funds based on its three-year return as of 9/30/97, and 79th out of 201 flexible portfolio funds based on its one-year return as of 9/30/97.

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.


Allocation Fund Shareholders
================================================================================

Economic Observations

In contrast to many parts of the world, the basic underpinnings of the U.S. economy appear to be quite sound as we wend our way through the latter stages of this year and look ahead to 1998. Here's a rundown:

Economic Growth: After a strong opening half of the year, in which growth exceeded 4%, the economy seems to be proceeding at a less frenetic pace. Importantly, this more modest rate of business improvement should prove equally sustainable. Overall, we see the domestic economy moving ahead at a 2.4%-2.6% rate during the closing months of 1997, and then proceeding at a somewhat slower 2.0%-2.3% in 1998. We now believe that the evolving financial crises in Southeast Asia and in other parts of the world will not have a material dampening effect on this country's economic health.

Inflation: Here, too, moderation should be a prevailing theme, with prices likely to continue rising at a subdued pace in the months ahead. The ongoing lack of serious labor and raw materials shortages underscore much of our optimism on the pricing front.

Interest Rates: As has been the case with the economy and inflation, interest rates--specifically their ongoing stability--have been a pivotal source of support for the financial markets in this country. But will rates continue to provide support? The answer here will depend largely on the upcoming levels of economic growth and inflation. Should both remain at moderate, non-threatening levels, as we expect, the Federal Reserve will probably keep interest rates where they are into at least the early part of 1998.



Performance Data:*

                                                                    Average
                                                                 Annual Total
                                                                    Return
                                                                   ---------
1 Year ended 9/30/97 .......................................         25.26%
3 Years ended 9/30/97 ......................................         27.97%
From 8/24/93 (commencement
  of operations) to 9/30/97 ................................         22.31%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

Value Line Asset Allocation Fund, Inc.


Schedule of Investments (unaudited)
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS (63.2%)
                   ADVERTISING (0.7%)
    10,000         Big Flower Press
                   Holdings, Inc.* ............................      $   231,875
     6,200         Omnicom Group, Inc. ........................          451,050
                                                                     -----------
                                                                         682,925

                   AEROSPACE/DEFENSE
                    (1.8%)
     7,000         BE Aerospace, Inc.* ........................          252,000
    11,200         Ducommun Inc.* .............................          422,100
     4,000         Precision Castparts Corp. ..................          260,000
     6,000         Sundstrand Corp. ...........................          345,750
     5,000         Thiokol Corp. ..............................          430,000
     3,000         Wyman-Gordon Co.* ..........................           78,750
                                                                     -----------
                                                                       1,788,600

                   AIR TRANSPORT (1.4%)
     6,000         Airborne Freight Corp. .....................          363,375
     8,000         Expeditors International of
                   Washington, Inc. ...........................          335,000
     2,800         Federal Express Corp.* .....................          224,000
    12,000         Mesaba Holdings, Inc.* .....................          248,250
    15,000         U.S. Xpress Enterprises, Inc.* .............          300,000
                                                                     -----------
                                                                       1,470,625

                   APPAREL (1.1%)
     5,500         Jones Apparel Group, Inc.* .................          297,000
     7,000         Nautica Enterprises, Inc.* .................          196,875
     9,000         Oxford Industries, Inc. ....................          304,875
    14,000         Quaker Fabric Corp.* .......................          316,750
                                                                     -----------
                                                                       1,115,500

                   AUTO & TRUCK (0.2%)
     4,000         Navistar International Corp.* ..............          110,500
     2,000         PACCAR Inc. ................................          112,000
                                                                     -----------
                                                                         222,500

                   AUTO PARTS-ORIGINAL
                    EQUIPMENT (0.4%)
     8,000         Arvin Industries, Inc. .....................          314,000
     3,000         Tower Automotive, Inc.* ....................          135,000
                                                                     -----------
                                                                         449,000

                   AUTO PARTS-
                    REPLACEMENT (0.4%)
     6,000         Federal-Mogul Corp. ........................          222,750
     4,000         Wynn's International, Inc. .................          133,000
                                                                     -----------
                                                                         355,750

                   BEVERAGE-
                    ALCOHOLIC (0.3%)
     6,000         Canandaigua Brands, Inc.
                     Class "A"* ...............................          282,750

                   BUILDING MATERIALS
                    (1.6%)
     9,000         Apogee Enterprises, Inc. ...................          220,500
     8,000         Martin Marietta
                     Materials, Inc. ..........................          288,000
     7,000           Masco Corp. ..............................          320,687
     6,000         Simpson Manufacturing
                     Co., Inc.*  ..............................          251,250
     9,000         TJ International, Inc. .....................          230,063
     9,000         Thomas Industries, Inc. ....................          270,000
                                                                     -----------
                                                                       1,580,500

                   CEMENT (1.4%)
     2,000         Florida Rock Industries, Inc. .............           119,000
     9,000         Lafarge Corp. .............................           290,250
     6,000         Lone Star Industries, Inc. ................           324,000
     6,000         Southdown, Inc. ...........................           327,750
     4,000         Vulcan Materials Co. ......................           348,000
                                                                     -----------
                                                                       1,409,000

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1997
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                  CHEMICAL-
                   DIVERSIFIED (0.6%)
   10,000         Albermarle Corp. ...........................       $   250,000
    8,000         Dexter Corp. ...............................           320,500
                                                                     -----------
                                                                         570,500

                  CHEMICAL-
                   SPECIALTY (1.2%)
    7,200         Lubrizol Corp. (The) .......................           302,400
    5,000         MacDermid, Inc. ............................           435,625
    3,000         Penwest, Ltd. ..............................           107,250
    5,800         Tredegar Industries, Inc. ..................           407,450
                                                                     -----------
                                                                       1,252,725

                  COAL/ALTERNATE
                   ENERGY (0.4%)
   10,000         AES Corp.* .................................           437,500

                  COMPUTER &
                   PERIPHERALS (3.2%)
    4,000         Compaq Computer Corp.* .....................           299,000
    6,000         Data General Corp.* ........................           159,750
    7,000         Digital Equipment Corp.* ...................           303,187
    3,900         EMC Corp.* .................................           227,663
   15,000         Genicom Corp.* .............................           165,000
    6,000         Hummingbird
                    Communications Ltd.* .....................           234,000
    4,000         Inter-Tel Inc.* ............................           212,000
    2,500         International Business
                    Machines Corp. ...........................           264,844
   15,000         SBE, Inc.* .................................           241,875
    8,000         SanDisk Corp.* .............................           288,000
    9,000         Silicon Graphics, Inc.* ....................           236,250
    5,000         SMART Modular
                  Technologies, Inc.* ........................           415,000
    4,500         Tech Data Corp.* ...........................           207,000
                                                                     -----------
                                                                       3,253,569

                  COMPUTER SOFTWARE
                   & SERVICES (3.3%)
    4,000         Arbor Software Corp.* ......................           185,250
   10,500         CHS Electronics, Inc.* .....................           287,438
    5,300         Computer Task Group, Inc. ..................           222,268
    5,000         Compuware Corp.* ...........................           302,500
    5,000         Comverse Technology, Inc.* .................           263,750
    5,000         Fiserv, Inc.* ..............................           219,375
   12,000         Intersolv, Inc.* ...........................           186,000
    2,000         Manugistics Group, Inc.* ...................            71,500
   10,000         Mercury Interactive Corp.* .................           191,250
   12,000         New Dimension
                    Software Ltd.* ...........................           247,500
    5,000         PeopleSoft, Inc. ...........................           298,750
    5,000         Security Dynamics
                  Technologies, Inc.* ........................           185,625
   11,000         Symantec Corp.* ............................           250,250
   12,000         System Software
                    Associates, Inc.* ........................           177,000
    5,000         Systems & Computer
                    Technology Corp.* ........................           225,313
                                                                     -----------
                                                                       3,313,769

                  DIVERSIFIED
                   COMPANIES (1.8%)
    6,000         Crane Co. ..................................           246,750
    6,000         Danaher Corp. ..............................           348,000
    4,000         GenCorp, Inc. ..............................           113,750
    5,000         Nortek, Inc.* ..............................           129,688
    5,500         Sequa Corp.* ...............................           316,937
    5,000         Tyco International, Ltd. ...................           410,313
   14,000         Walter Industries, Inc.* ...................           279,125
                                                                     -----------
                                                                       1,844,563

--------------------------------------------------------------------------------
                                                                               5

Value Line Asset Allocation Fund, Inc.

Scheule of Investments (unaudited)
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                   DRUG (0.5%)
    13,000         Faulding Inc.* .............................      $   169,812
     5,000         ICN Pharmaceuticals, Inc. ..................          245,938
    10,000         ICOS Corp.* ................................          126,250
                                                                     -----------
                                                                         542,000

                   ELECTRIC UTILITY-
                    EAST (0.2%)
     4,177         Duke Energy Corp. ..........................          206,500

                   ELECTRICAL
                    EQUIPMENT (1.3%)
     7,000         AVX Corp. ..................................          226,625
     4,800         Jabil Circuit, Inc.* .......................          314,400
    13,000         MagneTek, Inc.* ............................          290,875
     3,000         Semtech Corp.* .............................          207,375
     8,000         Technitrol, Inc. ...........................          318,500
                                                                     -----------
                                                                       1,357,775

                   ELECTRONICS (2.3%)
     7,000         Avid Technology, Inc.* .....................          227,500
     6,000         Cohu, Inc. .................................          322,500
     8,000         DII Group, Inc.* ...........................          262,250
     7,000         Electro Scientific
                     Industries, Inc.* ........................          427,000
    10,000         IEC Electronics Corp.* .....................          196,250
     8,000         Plexus Corp.* ..............................          281,000
     6,000         Spectrian Corp.* ...........................          384,750
    11,000         Three Five Systems, Inc.* ..................          242,000
                                                                     -----------
                                                                       2,343,250

                   ENTERTAINMENT (0.9%)
     7,273         Chancellor Media Corp.* ....................          382,731
     5,000         Clear Channel
                     Communications, Inc. .....................          324,375
     4,000         Emmis Broadcasting Corp.* ..................          191,000
                                                                     -----------
                                                                         898,106

                   ENVIRONMENTAL (0.4%)
    11,000         Allied Waste Industries, Inc.* .............          210,375
     4,300         USA Waste Services, Inc.* ..................          171,462
                                                                     -----------
                                                                         381,837

                   FINANCIAL
                    SERVICES (0.5%)
    17,000         Cash American
                     International, Inc. ......................          191,250
     6,000         Investment Technology
                     Group, Inc.* .............................          163,500
     2,500         Mutual Risk
                   Management Ltd. ............................          127,031
                                                                     -----------
                                                                         481,781

                   FOOD PROCESSING
                    (1.4%)
     7,000         Dean Foods Co. .............................          323,750
     5,000         Interstate Bakeries Corp. ..................          342,812
    12,000         Michael Foods, Inc. ........................          307,500
     8,000         Morningstar Group,
                     Inc. (The)* ..............................          344,000
     4,000         Smithfield Foods, Inc.* ....................          120,000
                                                                     -----------
                                                                       1,438,062

                   FOOD WHOLESALERS
                    (0.2%)
     7,000         Rykoff-Sexton, Inc. ........................          181,125

                   FOREIGN
                    TELECOMMUNICATIONS
                    (0.3%)
     3,000         Northern Telecom Ltd. ......................          311,813

                   FURNITURE/HOME
                    FURNISHINGS (1.1%)
     3,000         CORT Business Services
                     Corp.* ...................................          119,813
    12,000         Ethan Allen Interiors, Inc. ................          372,000
     6,000         Miller (Herman), Inc. ......................          321,000
    10,000         Stanley Furniture Co., Inc.* ...............          267,500
                                                                     -----------
                                                                       1,080,313

--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1997
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                   HEALTHCARE
                    INFORMATION
                    SYSTEM (0.3%)
     4,000         Cerner Corp.* ..............................      $    95,750
     6,400         HBO & Co. ..................................          241,600
                                                                     -----------
                                                                         337,350
                   HOMEBUILDING (0.8%)
     9,000         Fairfield Communities, Inc.* ...............          338,062
    11,000         Host Marriott Corp.* .......................          250,250
    10,000         Modtech, Inc.* .............................          227,500
                                                                     -----------
                                                                         815,812

                   HOTEL/GAMING (0.4%)
     8,000         Promus Hotel Corp.* ........................          358,500

                   HOUSEHOLD
                    PRODUCTS (0.1%)
     5,000         Home Products
                     International, Inc.* .....................           73,125
     2,000         Libbey, Inc. ...............................           71,375
                                                                     -----------
                                                                         144,500

                   INDUSTRIAL SERVICES
                    (1.0%)
     8,000         Actrade International, Ltd.* ...............          162,500
    13,000         Information Resources, Inc.* ...............          229,125
    12,000         Interim Services, Inc.* ....................          337,500
     6,600         Robert Half
                     International, Inc.* .....................          273,075
                                                                     -----------
                                                                       1,002,200

                   INSURANCE-
                    DIVERSIFIED (1.2%)
     8,000         American Bankers Insurance
                     Group, Inc. ..............................          292,000
    11,000         Fidelity National
                     Financial, Inc. ..........................          260,562
     5,300         Horace Mann
                     Educators Corp. ..........................          297,463
     6,000         Triad Guaranty, Inc.* ......................          335,250
                                                                     -----------
                                                                       1,185,275

                   INSURANCE-LIFE (0.2%)
     7,000         John Alden Financial Corp. .................          217,000

                   INSURANCE-PROPERTY/
                    CASUALTY (0.7%)
     3,500         ACE, Ltd. ..................................          329,000
     4,000         Executive Risk Inc. ........................          273,500
     3,000         Philadelphia Consolidated
                   Holding Co.* ...............................          129,938
                                                                     -----------
                                                                         732,438

                   MACHINERY (4.5%)
     5,000         Aeroquip-Vickers Inc. ......................          245,000
     6,200         Applied Power, Inc.
                     Class "A" ................................          390,213
     9,500         Chart Industries, Inc. .....................          193,562
     4,000         Cummins Engine Co., Inc. ...................          312,250
     4,000         Dover Corp.* ...............................          271,500
     7,327         Dreco Energy Services, Ltd.
                     Exchangeable Shares* .....................          548,166
     4,000         Farr Company* ..............................           72,000
     8,000         Gardner Denver
                     Machinery Inc.* ..........................          269,500
    12,000         Gehl Co.* ..................................          268,500
    19,000         ITEQ, Inc.* ................................          264,812
    30,000         International Comfort
                     Products Inc. ............................          211,875
     8,500         Manitowoc Co., Inc. ........................          303,344
    12,000         MotivePower Industries, Inc.* ..............          312,000
     5,250         Parker-Hannifin Corp. ......................          236,250
     2,000         Regal-Beloit Corp. .........................           61,500
     5,000         Robbins & Myers, Inc. ......................          192,500
    16,000         Terex Corp.* ...............................          332,000
     2,000         Zoltek Companies, Inc.* ....................          127,250
                                                                     -----------
                                                                       4,612,222



--------------------------------------------------------------------------------
                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                   MANUFACTURED
                    HOUSING/RECREATIONAL
                    VEHICLES (0.2%)
    10,000         Monaco Coach Corp.* ........................      $   236,250

                   MEDICAL SERVICES
                    (1.4%)
    20,000         Hanger Orthopedic
                     Group, Inc.* .............................          298,750
    16,000         Hooper Holmes, Inc. ........................          195,000
     3,000         Integrated Health
                     Services, Inc. ...........................          100,313
     6,000         Lincare Holdings, Inc.* ....................          302,625
     6,000         Osteotech, Inc.* ...........................          120,750
     5,000         Renal Care Group, Inc.* ....................          180,000
     2,000         Universal Health
                     Services, Inc. Class "B"* ................           86,500
     3,000         Wellpoint Health Networks
                     Inc. Class "A"* ..........................          173,812
                                                                     -----------
                                                                       1,457,750

                   MEDICAL SUPPLIES
                    (1.7%)
     4,000         AmeriSource Health Corp.
                     Class "A"* ...............................          233,750
    12,000         Cooper Companies, Inc.* ....................          441,000
     6,000         Guidant Corp. ..............................          336,000
    18,000         International Murex
                     Technologies Corp.* ......................          171,000
    11,000         Kinetic Concepts, Inc. .....................          204,875
     8,000         Safeskin Corp.* ............................          355,000
                                                                     -----------
                                                                       1,741,625

                   METAL FABRICATING
                    (1.2%)
     9,000         Allied Products Corp. ......................          222,750
     8,000         Lone Star Technologies, Inc.* ..............          417,500
     8,000         Maverick Tube Corp.* .......................          330,000
     6,000         SPS Technologies, Inc.* ....................          282,000
                                                                     -----------
                                                                       1,252,250

                   NEWSPAPER (0.3%) 4,000
                   Central Newspapers, Inc.
                     Class "A" ................................          297,000

                   OFFICE EQUIPMENT &
                    SUPPLIES (0.3%)
     7,200         Day Runner, Inc.* ..........................          277,200

                   OILFIELD SERVICES/
                    EQUIPMENT (0.8%)
     2,000         SEACOR SMIT Inc.* ..........................          124,000
     4,000         Smith International, Inc.* .................          310,750
    12,000         Tuboscope Inc.* ............................          376,500
                                                                     -----------
                                                                         811,250

                   PACKAGING &
                    CONTAINER (0.9%)
     8,000         ACX Technologies, Inc.* ....................          213,000
     4,000         AptarGroup, Inc. ...........................          223,750
     6,000         Gibson Greetings, Inc.* ....................          155,250
     5,000         Sealed Air Corp.* ..........................          274,687
                                                                     -----------
                                                                         866,687

                   PAPER & FOREST
                    PRODUCTS (0.3%)
    11,000         Mail-Well, Inc.* ...........................          298,375

                   PRECISION
                    INSTRUMENT (0.9%)
     8,000         Cognex Corp.* ..............................          263,000
     3,500         CyberOptics Corp.* .........................          118,125
     5,000         Orbotech, Ltd.* ............................          288,750
     6,000         Waters Corp.* ..............................          265,125
                                                                     -----------
                                                                         935,000

--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1997
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                   PUBLISHING (1.0%)
     9,000         Consolidated Graphics, Inc.* ...............      $   447,750
     9,000         Meredith Corp. .............................          298,125
     7,000         Valassis Communications, Inc.* .............          223,125
                                                                     -----------
                                                                         969,000

                   R.E.I.T. (0.0%)
     2,400         Griffin Land & Nurseries, Inc.
                     Class "A"* ...............................           41,100

                   RECREATION (0.1%)
     9,000         Fountain Powerboat
                   Industries, Inc.* ..........................          133,312

                   RESTAURANT (0.9%)
     6,000         CKE Restaurants, Inc. ......................          252,000
    13,000         Foodmaker, Inc.* ...........................          244,563
     3,500         ShowBiz Pizza Time, Inc.* . ................           80,500
    17,000         WSMP, Inc.* ................................          348,500
                                                                     -----------
                                                                         925,563

                   RETAIL-SPECIAL
                    LINES (4.3%)
     8,000         Barnes & Noble, Inc.* ......................          226,000
     9,000         Best Buy Co., Inc.* ........................          222,188
    10,000         Braun's Fashions Corp.* ....................          142,500
     6,000         Brightpoint, Inc.* .........................          278,250
    10,000         CompUSA, Inc.* .............................          350,000
    12,000         Dress Barn, Inc. (The)* ....................          288,000
    14,000         Fingerhut Companies, Inc. ..................          315,000
    14,000         Funco, Inc.* ...............................          280,000
     5,000         Gap, Inc. ..................................          250,312
     9,000         Goody's Family
                     Clothing, Inc.* ..........................          290,250
     3,500         Payless ShoeSource, Inc.* . ................          208,906
    16,500         Pier 1 Imports, Inc. .......................          295,969
     6,000         Ross Stores, Inc. ..........................          204,750
     4,000         Russ Berrie & Co., Inc. ....................          117,000
    10,000         TJX Companies, Inc. ........................          305,625
     6,000         Tiffany & Co. ..............................          255,000
    13,500         Tuesday Morning Corp.* .....................          318,094
                                                                     -----------
                                                                       4,347,844

                   RETAIL STORE (2.6%)
     8,000         Costco Companies, Inc.* ....................          301,000
     5,000         Dayton Hudson Corp. ........................          299,687
    15,000         Family Dollar Stores, Inc. .................          342,188
    10,000         Fred's, Inc. ...............................          207,500
     5,000         Kohl's Corp.* ..............................          355,000
     3,000         Neiman-Marcus Group, Inc.* .................           96,000
     7,000         99 Cents Only Stores* ......................          229,687
     4,000         Nordstrom, Inc. ............................          255,000
     7,000         Pacific Sunwear of
                     California, Inc.* ........................          287,000
     7,000         Stein Mart, Inc.* ..........................          229,250
                                                                     -----------
                                                                       2,602,312

                   SEMICONDUCTOR
                    (1.6%)
     6,000         Advanced Technology
                     Materials, Inc.* .........................          220,500
     8,000         Asyst Technologies, Inc.* . ................          355,250
     8,000         Burr-Brown Corp.* ..........................          267,000
     5,500         National Semiconductor
                     Corp.* ...................................          225,500
     6,000         Siliconix, Inc.* ...........................          273,750
     3,500         Unitrode Corp.* ............................          259,438
                                                                     -----------
                                                                       1,601,438

                   SEMICONDUCTOR-
                    CAPITAL
                    EQUIPMENT (0.2%)
     2,000         Applied Materials, Inc.* ...................          190,500

                   SHOE (0.8%)
    24,000         Genesco, Inc.* .............................          351,000
    10,000         Rocky Shoes & Boots, Inc.* .................          180,625
    11,000         Wolverine World Wide, Inc. .................          277,750
                                                                     -----------
                                                                         809,375

--------------------------------------------------------------------------------
                                                                               9

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================
  Shares                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS
                     EQUIPMENT (2.1%)
      6,000         AFC Cable Systems, Inc.* .................       $   213,000
      7,000         CellStar Corp.* ..........................           325,500
     12,000         Cognitronics Corp.* ......................           219,000
      5,000         DSC Communications Corp.* ................           134,688
      9,000         DSP Group, Inc.* .........................           353,250
      3,000         Datum Inc.* ..............................           136,875
      7,000         Digital Microwave Corp.* .................           313,250
      7,500         PairGain Technologies, Inc.* .............           213,750
      6,000         Tekelec * ................................           204,375
                                                                     -----------
                                                                       2,113,688

                    TELECOMMUNICATIONS
                     SERVICE (1.1%)
      8,000         P-Com, Inc.* .............................           191,500
      7,000         Teledata Communications,
                      Ltd.* ..................................           315,875
      5,000         Tel-Save Holdings, Inc.* .................           120,312
      7,000         United Video Satellite
                      Group, Inc. Class "A"* .................           194,250
      9,000         World Access, Inc.* ......................           292,500
                                                                     -----------
                                                                       1,114,437

                    TEXTILE (0.6%)
     10,000         Fieldcrest Cannon, Inc.* .................           345,000
      6,000         Interface Inc. Class "A" .................           174,750
      3,000         Westpoint Stevens, Inc.* .................           123,750
                                                                     -----------
                                                                         643,500

                    THRIFT (0.2%)
      4,200         Charter One Financial, Inc. ..............           248,325

                    TIRE & RUBBER (0.4%)
      9,000         Carlisle Companies, Inc. .................           399,938

                    TOILETRIES/COSMETICS
                     (0.3%)
     14,000         Helen of Troy Ltd.* ......................           276,500

                    TRUCKING/
                     TRANSPORTATION &
                     LEASING (0.9%)
     11,000         American Freightways Corp.* ..............           209,000
     21,000         Arkansas Best Corp.* .....................           237,562
      8,000         USFreightways Corp. ......................           269,000
      6,000         Yellow Corp.* ............................           195,375
                                                                     -----------
                                                                         910,937

                    TOTAL COMMON STOCKS
                    (Cost $48,234,840) .......................        64,158,791
                                                                     -----------

--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1997
================================================================================
  Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.1%)

 $4,000,000  United States Treasury
               Notes 6 3/4%, 5/31/99 .........................     $  4,058,480
  5,000,000  United States Treasury
               Notes 6 3/8%, 5/15/00 .........................        5,058,900
  1,000,000  United States Treasury
               Notes 7 3/4%, 2/15/01 .........................        1,054,160
  5,000,000  United States Treasury
               Notes 6 1/2%, 5/31/02 .........................        5,092,700
  2,000,000  Unites States Treasury
               Notes 5 7/8%, 11/15/05 ........................        1,962,560
  5,000,000  United States Treasury
               Notes 6 1/4%, 2/15/07 .........................        5,024,500
  3,000,000  United States Treasury
               Bonds 7 1/4%, 8/15/22 .........................        3,277,320
                                                                   ------------
             TOTAL U.S. TREASURY
             OBLIGATIONS
             (Cost $25,125,765) ..............................       25,528,620
                                                                   ------------

             TOTAL INVESTMENT
             SECURITIES (88.3%)
             (Cost $73,360,605) ..............................       89,687,411
                                                                   ------------


SHORT-TERM INVESTMENTS (11.9%)
             U.S. TREASURY
               OBLIGATIONS (9.9%)
  4,000,000  United States Treasury
               Notes 6 1/8%, 3/31/98** .......................        4,014,280
  4,000,000  United States Treasury
               Notes 6 1/4%, 6/30/98   .......................        4,019,760
  2,000,000  United States Treasury
               Notes 6 1/8%, 8/31/98   .......................        2,008,600
                                                                   ------------
                                                                     10,042,640

             REPURCHASE
               AGREEMENT (2.0%)
             (including accrued interest)
 $2,000,000  Collateralized by $1,405,000
               U.S. Treasury Bonds 12%,
               8/15/13, with a value of
               $2,049,544. (with
               Goldman, Sachs & Co.,
               Inc. 6.05%, dated 9/30/97,
               due 10/1/97, delivery
               value $2,000,336) .............................     $  2,000,336
                                                                   ------------

             TOTAL SHORT-TERM
             INVESTMENTS
             (Cost $12,003,710) ..............................       12,042,976
                                                                   ------------

EXCESS OF LIABILITIES
OVER CASH AND
OTHER ASSETS (-0.2%) .........................................         (175,969)
                                                                   ------------

NET ASSETS (100%) ............................................     $101,554,418
                                                                   ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE,
PER OUTSTANDING SHARE
($101,554,418 / 6,118,671
shares outstanding) ..........................................     $      16.60
                                                                   ============


*    Non-income producing

** Part of this security is segregated to cover initial margin requirements on the following open short financial futures contracts:

                                                                         % of
                              No. of        Unrealized    Contract        Net
                             Contracts         Loss         Value        Assets
                             ---------      ----------    ---------      ------
Russell 2,000 Index
December, 1997 ...........       63      $   140,175    $14,397,075      14.2%
S & P Mid-Cap 400
December, 1997 ...........       11           37,300      1,837,550       1.8


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line Asset Allocation Fund, Inc.


Statement of Assets and Liabilities
at September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost-$73,360,605) ......................................         $ 89,687,411
Short-term investments
  (Cost-$12,003,710) ......................................           12,042,976
Cash ......................................................               16,431
Receivable for securities sold ............................              615,578
Dividends and interest receivable .........................              533,244
Receivable for capital shares sold ........................               78,180
Deferred organization costs (note 2) ......................               11,766
                                                                    ------------
      Total Assets ........................................          102,985,586
                                                                    ------------
Liabilities:
Payable for securities purchased ..........................            1,296,319
Variation margin on futures contracts .....................               22,175
Payable for capital shares repurchased ....................               17,438
Accrued expenses:
  Advisory fee payable ....................................               53,277
  Distribution plan fees payable ..........................               20,198
  Other ...................................................               21,761
                                                                    ------------
      Total Liabilities ...................................            1,431,168
                                                                    ------------
Net Assets ................................................         $101,554,418
                                                                    ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 6,118,671 shares) ...........................         $      6,119
Additional paid-in capital ................................           76,144,949
Undistributed investment
  income--net .............................................            1,163,865
Accumulated net realized gain
  on investments ..........................................            8,050,888
Unrealized net appreciation of
  investments (includes $177,475
  unrealized loss on open
  futures contracts) ......................................           16,188,597
                                                                    ------------
Net Assets ................................................         $101,554,418
                                                                    ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($101,554,418 / 6,118,671
  shares outstanding) .....................................         $      16.60
                                                                    ============


Statement of Operations
for the six months ended September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................................         $  1,171,428
Dividend income (net of foreign
  withholding tax of $158) ...............................              121,153
                                                                   ------------
      Total Income .......................................            1,292,581
                                                                   ------------
Expenses:
Advisory fee .............................................              287,226
Service and distribution plan fee ........................              110,472
Custodian fees ...........................................               28,412
Auditing and legal fees ..................................               19,947
Accounting & bookkeeping expense .........................               18,895
Registration and filing fees .............................               15,406
Directors' fees and expenses .............................                9,150
Printing .................................................                7,320
Amortization of deferred organization
  costs (note 2) .........................................                6,564
Transfer agent fees ......................................                4,575
Insurance, dues and other ................................                3,385
                                                                   ------------
      Total Expenses Before
        Custody Credits ..................................              511,352
      Less: Custody Credits ..............................               (2,426)
                                                                   ------------
      Net Expenses .......................................              508,926
                                                                   ------------
Investment Income-Net ....................................              783,655
                                                                   ------------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain--Net (includes
      $1,907,044 loss on futures
      contracts) .........................................            5,154,060
    Change in Unrealized Appreciation
      (includes $177,475 unrealized
      loss on open short futures
      contracts) .........................................           11,482,049
                                                                   ------------
Net Realized Gain and Net
  Unrealized Appreciation of
  Investments ............................................           16,636,109
                                                                   ------------
Net Increase in Net Assets
  from Operations ........................................         $ 17,419,764
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the six months ended Septmeber 30, 1997 (unaudited)
and for the year ended March 31, 1997
================================================================================

                                                                     Six Months Ended    Year Ended
                                                                    September 30, 1997    March 31,
                                                                        (unaudited)         1997
                                                                    ------------------------------
Operations:
  Investment income--net ........................................   $     783,655    $   1,306,323
  Realized gain on investments--net .............................       5,154,060       10,113,531
  Net change in unrealized appreciation (depreciation) ..........      11,482,049       (1,342,707)
                                                                    ------------------------------
  Net increase in net assets from operations ....................      17,419,764       10,077,147
                                                                    ------------------------------

Distributions to Shareholders:
  Investment income--net ........................................            --         (1,023,047)
  Realized gains-net ............................................            --        (11,007,991)
                                                                    ------------------------------
  Total distributions ...........................................            --        (12,031,038)
                                                                    ------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ..............................      17,164,398       30,217,220
  Net proceeds from reinvestment of distributions to shareholders            --         11,783,049
  Cost of shares repurchased ....................................      (8,010,574)     (20,868,278)
                                                                    ------------------------------
  Increase from capital share transactions ......................       9,153,824       21,131,991
                                                                    ------------------------------

Total Increase ..................................................      26,573,588       19,178,100

Net Assets:
  Beginning of period ...........................................      74,980,830       55,802,730
                                                                    ------------------------------
  End of period .................................................   $ 101,554,418    $  74,980,830
                                                                    ------------------------------

Undistributed investment income-net, at end of period ...........   $   1,163,865    $     380,210
                                                                    ==============================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13

Value line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)
================================================================================

1.  Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon

--------------------------------------------------------------------------------
14

                                          Value line Asset Allocation Fund, Inc.

                                                              September 30, 1997
================================================================================

entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or to pay the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2. Organization Costs

Costs of $66,040 incurred in connection with the Funds's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Capital Share Transactions

Transactions in capital stock were as follows:

                                                     Six Months
                                                        Ended            Year
                                                    September 30,        Ended
                                                        1997           March 31,
                                                     (unaudited)         1997
                                                    ----------------------------
Shares sold ................................         1,152,634         2,033,628
Shares issued in
  reinvestment of dividends
  and distributions ........................              --             870,240
                                                    ----------------------------
                                                     1,152,634         2,903,868
Shares repurchased .........................           532,096         1,354,654
                                                    ----------------------------
Net increase ...............................           620,538         1,549,214
                                                    ============================

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                    Six Months
                                                                       Ended
                                                                  Sept. 30, 1997
                                                                    (unaudited)
                                                                  --------------
PURCHASES:
  U.S. Treasury Obligations .............................          $14,971,875
  Other Investment Securities ...........................           54,062,545
                                                                   -----------
                                                                   $69,034,420
                                                                   ===========
SALES:
  Investment Securities .................................          $45,120,766
                                                                   ===========

At September 30, 1997, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $85,398,055. The aggregate appreciation and depreciation of investments at September 30, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $16,533,141 and $378,284, respectively, resulting in a net appreciation of $16,154,857.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $287,226 was paid or payable to the Adviser for the six months ended September 30, 1997. The fee was computed at the rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses

--------------------------------------------------------------------------------
                                                                              15

Value line Asset Allocation Fund, Inc.


Notes to Financial Statements (unaudited)                     September 30, 1997
--------------------------------------------------------------------------------

incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1997, fees amounting to $110,472 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 1997, the Fund paid brokerage commissions totalling $47,473 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1997, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing Plan, owned 3,581,442 shares of the Fund's capital stock, representing 58.5% of the outstanding shares. In addition, certain officers and directors of the Fund owned 359,746 shares of capital stock, representing 5.9% of the outstanding shares.

6. Financial Instruments with Off-Balance Sheet Risk

During the period ended September 30, 1997, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At September 30, 1997 the Fund held an open short position of 63 Russell 2000 Index contracts expiring December, 1997 and 11 S&P Mid Cap 400 index contracts expiring December, 1997 with a notional value of $16,234,625.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.

--------------------------------------------------------------------------------
16

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:


                                                                                                             August 24, 1993
                                               Six Months                                                     (commencement
                                                  Ended                Years Ended March 31,                 of operations) to
                                             Sept.  30, 1997                                                     March 31,
                                              (unaudited)          1997             1996           1995             1994
                                            ----------------------------------------------------------------------------------
Net asset value, beginning of period ....   $    13.64        $    14.13       $    11.58     $    10.37      $     10.00
                                            ----------------------------------------------------------------------------------

Income from investment operations:
  Net investment income .................          .12               .30              .10            .08              .06(1)
  Net gains or losses on securities
    (both realized and unrealized) ......         2.84              2.15             3.86           1.30              .35
                                            ----------------------------------------------------------------------------------
  Total from investment opeations .......         2.96              2.45             3.96           1.38              .41
                                            ----------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income ..         --                (.25)            (.12)          (.06)            (.04)
  Distributions from capital gains ......         --               (2.69)           (1.29)          (.11)            --
                                            ----------------------------------------------------------------------------------
  Total distributions ...................         --               (2.94)           (1.41)          (.17)            (.04)
                                            ----------------------------------------------------------------------------------

Net asset value, end of period ..........   $    16.60        $    13.64       $    14.13     $    11.58      $     10.37
                                            ==================================================================================
Total return ............................        21.70%+           17.49%           35.13%         13.47%            4.15%+
                                            ==================================================================================

Ratios/Supplemental Data:
Net assets end of period (in thousands) .   $  101,554        $   74,981       $   55,803     $   26,172      $    18,989
Ratio of operating expenses to average
  net assets ............................         1.16%(2)*         1.23%(2)         1.38%(2)       1.76%            0.47%*(1)
Ratio of net investment income to
  average net assets ....................         1.77%*            1.95%             .99%           .85%            1.10%*(1)
Portfolio turnover rate .................           58%+             192%             244%           211%             108%+
Average commissions paid per share of
  common stock investments purchased/sold   $    .0493        $    .0492(3)           --             --               --


(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.02), the ratio of expenses to average net assets would have been 2.24%*, and the ratio of net investment loss to average net assets would have been (0.67%)*.

(2)  Before Custody Credits.

(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

+    Not annualized.

*    Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

Value Line Asset Allocation Fund, Inc.



                         The Value Line Family of Funds
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1950--The  Value Line Fund seeks  long-term  growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convetible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to detemine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week. Read the prospectus carefully before you invest or send money.


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INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Frances T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).
                                                                       VLF709214